Cash and borrowings - Liquidity and capital resources (Details) - USD ($) $ in Millions	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	[1]	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 617	[1]	$ 300	[1]	$ 344		$ 1,285
Borrowings	3,125		2,885
Committed facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	4,100		$ 3,600
Borrowings	3,100
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn amount	$ 1,000

[1]	Cash and cash equivalents is net of bank overdrafts of $2m (2023: $2m, 2022: $6m).